9. INTANGIBLE ASSETS (Tables)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule Of Intangible Assets
	Estimated	June 30,	September 30,
	Useful Lives	2012	2011

Customer contracts	5 years	$1,433,645	$1,433,645
Less: accumulated amortization		(505,602)	(290,555)
Intangible assets, net		$928,043	$1,143,090